INCOME TAXES (Details) - Schedule of Aggregate Amount and Per Ordinary Share Effect of the Tax (Parentheticals) - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Aggregate Amount and Per Ordinary Share Effect of the Tax [Abstract]
Diluted net income per ordinary share	¥ 0.02	¥ (0.70)	¥ (0.03)